Submission	Aug. 05, 2025
Submission [Line Items]
Central Index Key	0001837493
Registrant Name	INSPIRA TECHNOLOGIES OXY B.H.N. LTD.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES